Operating income - Disclosure of breakdown of operating income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue [abstract]
Research tax credit ("CIR")	€ 639	€ 1,332	€ 2,656	€ 3,997
Subsidies		20		4,140
Other	1,404	(27)	1,474	2
Total operating income	€ 2,043	€ 1,324	€ 4,130	€ 8,139